Quarterly Holdings Report
for
Fidelity Flex® Mid Cap Focused Index Fund
January 31, 2026
FXM-NPRT3-0426
1.9918061.100
Common Stocks - 99.6%
	Shares	Value ($)
AUSTRALIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Anglogold Ashanti Plc	753	69,931
BELGIUM - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liberty Global Ltd Class A (a)	1,424	15,792
BERMUDA - 0.4%
Financials - 0.4%
Insurance - 0.4%
RenaissanceRe Holdings Ltd	153	43,100
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	36	4,807
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	36	4,365
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (a)	28	13,704
UNITED KINGDOM - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	638	35,549
UNITED STATES - 97.8%
Communication Services - 3.2%
Diversified Telecommunication Services - 0.2%
Iridium Communications Inc	732	14,581
Entertainment - 0.8%
Roku Inc Class A (a)	107	10,186
TKO Group Holdings Inc Class A	237	48,012
Warner Music Group Corp Class A	733	21,975
		80,173
Interactive Media & Services - 1.1%
IAC Inc Class A (a)	482	17,810
Match Group Inc	957	29,811
Reddit Inc Class A (a)	182	32,809
Snap Inc Class A (a)	4,189	29,030
		109,460
Media - 1.1%
Liberty Broadband Corp Class C (a)	428	20,591
New York Times Co/The Class A	629	46,113
News Corp Class A	345	9,325
Nexstar Media Group Inc	138	29,308
		105,337
TOTAL COMMUNICATION SERVICES		309,551
Consumer Discretionary - 11.2%
Automobile Components - 0.0%
BorgWarner Inc	104	4,931
Gentex Corp	4	92
		5,023
Automobiles - 0.5%
Rivian Automotive Inc Class A (a)	963	14,204
Thor Industries Inc	306	34,232
		48,436
Broadline Retail - 0.0%
Ollie's Bargain Outlet Holdings Inc (a)	48	5,295
Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions Inc (a)	227	21,027
Duolingo Inc Class A (a)	131	17,562
H&R Block Inc	497	19,607
Service Corp International/US	193	15,523
		73,719
Hotels, Restaurants & Leisure - 3.4%
Aramark	949	36,527
Caesars Entertainment Inc (a)	943	19,520
Cava Group Inc (a)	95	5,759
Choice Hotels International Inc	165	16,962
Churchill Downs Inc	260	25,574
Dutch Bros Inc Class A (a)	103	5,602
Hyatt Hotels Corp Class A	2	313
MGM Resorts International (a)	877	29,415
Norwegian Cruise Line Holdings Ltd (a)	1,745	38,320
Penn Entertainment Inc (a)	1,075	13,803
Planet Fitness Inc Class A (a)	81	7,374
Texas Roadhouse Inc	224	40,289
Vail Resorts Inc	157	20,892
Wingstop Inc	19	5,043
Wyndham Hotels & Resorts Inc	308	22,419
Wynn Resorts Ltd	347	37,285
		325,097
Household Durables - 1.2%
Mohawk Industries Inc (a)	16	1,894
Somnigroup International Inc	312	27,409
Toll Brothers Inc	117	16,905
TopBuild Corp (a)	105	49,146
Whirlpool Corp	262	20,957
		116,311
Leisure Products - 1.1%
Hasbro Inc	514	45,905
Mattel Inc (a)	1,401	29,267
YETI Holdings Inc (a)	621	28,386
		103,558
Specialty Retail - 3.3%
Academy Sports & Outdoors Inc	512	28,165
AutoNation Inc (a)	132	27,057
Bath & Body Works Inc	888	19,358
Dick's Sporting Goods Inc	217	43,834
Five Below Inc (a)	405	77,615
Floor & Decor Holdings Inc Class A (a)	92	6,068
GameStop Corp Class A (a)	1,498	35,772
Lithia Motors Inc Class A	97	31,374
Murphy USA Inc	16	6,760
RH (a)	114	22,667
Valvoline Inc (a)	619	20,254
		318,924
Textiles, Apparel & Luxury Goods - 0.9%
Crocs Inc (a)	239	20,057
Ralph Lauren Corp Class A	37	13,076
Tapestry Inc	323	40,992
Under Armour Inc Class A (a)	1,520	9,378
		83,503
TOTAL CONSUMER DISCRETIONARY		1,079,866
Consumer Staples - 4.2%
Beverages - 0.7%
Brown-Forman Corp Class B	826	22,608
Celsius Holdings Inc (a)	84	4,408
Coca-Cola Consolidated Inc	55	8,363
Molson Coors Beverage Co Class B	227	10,905
Primo Brands Corp Class A	1,033	19,565
		65,849
Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos Inc Class A	469	7,809
BJ's Wholesale Club Holdings Inc (a)	431	39,842
Casey's General Stores Inc	65	39,423
Maplebear Inc (a)	169	6,280
Performance Food Group Co (a)	538	51,352
US Foods Holding Corp (a)	371	31,023
		175,729
Food Products - 1.2%
Campbell's Company/The	189	5,288
Darling Ingredients Inc (a)	36	1,643
Freshpet Inc (a)	285	19,865
Hormel Foods Corp	1,129	27,785
Ingredion Inc	72	8,503
Lamb Weston Holdings Inc	560	25,721
Post Holdings Inc (a)	225	23,020
		111,825
Personal Care Products - 0.5%
BellRing Brands Inc (a)	528	13,131
elf Beauty Inc (a)	416	35,356
		48,487
TOTAL CONSUMER STAPLES		401,890
Energy - 2.9%
Energy Equipment & Services - 0.3%
NOV Inc	1,750	32,113
Oil, Gas & Consumable Fuels - 2.6%
Antero Midstream Corp	1,449	27,270
Antero Resources Corp (a)	1,012	36,806
APA Corp	1,495	39,483
Chord Energy Corp	37	3,709
DT Midstream Inc	140	17,643
HF Sinclair Corp	35	1,819
Matador Resources Co	57	2,579
Murphy Oil Corp	777	23,380
PBF Energy Inc Class A	734	24,560
Permian Resources Holdings Inc/DE Class A	857	13,823
Range Resources Corp	878	33,232
SM Energy Co	812	15,810
Viper Energy Inc Class A	164	6,944
		247,058
TOTAL ENERGY		279,171
Financials - 15.7%
Banks - 4.7%
Commerce Bancshares Inc/MO	117	6,158
Cullen/Frost Bankers Inc	245	33,766
East West Bancorp Inc	462	52,871
First Horizon Corp	1,779	43,568
Flagstar Financial Inc	2,204	29,137
Hancock Whitney Corp	622	42,794
Old National Bancorp/IN	275	6,718
Pinnacle Financial Partners Inc	296	28,147
Prosperity Bancshares Inc	383	26,431
SOUTHSTATE BANK CORP	363	37,146
Valley National Bancorp	3,474	43,286
Webster Financial Corp	621	40,843
Western Alliance Bancorp	88	7,845
Wintrust Financial Corp	263	38,790
Zions Bancorp NA	116	6,950
		444,450
Capital Markets - 2.7%
Affiliated Managers Group Inc	18	5,636
Blue Owl Capital Inc Class A	2,091	28,521
Carlyle Group Inc/The	886	52,079
Evercore Inc Class A	35	12,364
Franklin Resources Inc	156	4,153
Houlihan Lokey Inc Class A	62	10,436
Invesco Ltd	324	8,842
Janus Henderson Group PLC	918	44,183
Jefferies Financial Group Inc	610	37,320
MarketAxess Holdings Inc	40	6,769
Morningstar Inc	20	4,042
SEI Investments Co	363	31,890
Stifel Financial Corp	124	15,289
		261,524
Consumer Finance - 1.3%
Ally Financial Inc	358	15,136
Credit Acceptance Corp (a)	46	22,919
OneMain Holdings Inc	511	33,491
SLM Corp	100	2,715
SoFi Technologies Inc Class A (a)	2,069	47,194
		121,455
Financial Services - 2.7%
Affirm Holdings Inc Class A (a)	957	57,707
Corebridge Financial Inc	273	8,416
Equitable Holdings Inc	896	41,574
Essent Group Ltd	413	25,986
Euronet Worldwide Inc (a)	296	21,448
MGIC Investment Corp	106	2,853
Toast Inc Class A (a)	805	25,044
Voya Financial Inc	392	30,051
Western Union Co/The	2,423	22,704
WEX Inc (a)	154	23,701
		259,484
Insurance - 3.1%
American Financial Group Inc/OH	85	11,073
Assurant Inc	69	16,431
Axis Capital Holdings Ltd	78	8,048
Erie Indemnity Co Class A	86	24,339
First American Financial Corp	80	5,054
Globe Life Inc	109	15,284
Hanover Insurance Group Inc/The	145	25,250
Kinsale Capital Group Inc	32	12,668
Lincoln National Corp	713	29,668
Loews Corp	293	30,932
Old Republic International Corp	808	31,649
Primerica Inc	38	9,996
Reinsurance Group of America Inc	102	20,681
Ryan Specialty Holdings Inc Class A	408	19,698
Unum Group	500	37,985
		298,756
Mortgage Real Estate Investment Trusts (REITs) - 1.2%
AGNC Investment Corp	1,451	16,541
Annaly Capital Management Inc	2,163	49,771
Rithm Capital Corp	2,240	24,506
Starwood Property Trust Inc	1,369	24,546
		115,364
TOTAL FINANCIALS		1,501,033
Health Care - 10.2%
Biotechnology - 4.3%
Alkermes PLC (a)	726	24,604
Apellis Pharmaceuticals Inc (a)	709	16,009
Cytokinetics Inc (a)	551	34,818
Exact Sciences Corp (a)	690	70,615
Exelixis Inc (a)	318	13,152
Halozyme Therapeutics Inc (a)	452	32,413
Incyte Corp (a)	563	56,339
Ionis Pharmaceuticals Inc (a)	749	61,920
Moderna Inc (a)	367	16,174
Neurocrine Biosciences Inc (a)	126	17,144
Sarepta Therapeutics Inc (a)	440	8,949
United Therapeutics Corp (a)	66	30,986
Viking Therapeutics Inc (a)	698	20,270
		403,393
Health Care Equipment & Supplies - 2.0%
Enovis Corp (a)	236	5,201
Envista Holdings Corp (a)	1,035	24,291
Globus Medical Inc Class A (a)	98	8,887
iRhythm Technologies Inc (a)	175	27,039
Lantheus Holdings Inc (a)	267	17,868
Masimo Corp (a)	178	24,445
Medline Inc Class A	468	20,686
Penumbra Inc (a)	132	47,278
Solventum Corp (a)	182	14,009
Teleflex Inc	14	1,461
		191,165
Health Care Providers & Services - 1.5%
Chemed Corp	51	21,784
Encompass Health Corp	344	32,518
Ensign Group Inc/The	50	8,583
Guardant Health Inc (a)	45	5,132
HealthEquity Inc (a)	61	5,226
Henry Schein Inc (a)	58	4,378
Option Care Health Inc (a)	17	578
Tenet Healthcare Corp (a)	290	54,891
Universal Health Services Inc Class B	69	13,887
		146,977
Health Care Technology - 0.0%
Doximity Inc Class A (a)	100	3,747
Life Sciences Tools & Services - 1.9%
Bio-Techne Corp	565	36,211
Bruker Corp	541	23,961
Charles River Laboratories International Inc (a)	192	40,412
Medpace Holdings Inc (a)	88	51,258
Repligen Corp (a)	213	31,816
		183,658
Pharmaceuticals - 0.5%
Corcept Therapeutics Inc (a)	43	1,714
Elanco Animal Health Inc (a)	57	1,373
Jazz Pharmaceuticals PLC (a)	232	38,162
Perrigo Co PLC	716	10,174
		51,423
TOTAL HEALTH CARE		980,363
Industrials - 23.3%
Aerospace & Defense - 3.3%
ATI Inc (a)	534	64,240
BWX Technologies Inc	326	66,970
Carpenter Technology Corp	53	16,845
Curtiss-Wright Corp	51	33,491
Hexcel Corp	586	48,527
Huntington Ingalls Industries Inc	145	60,974
Woodward Inc	77	24,474
		315,521
Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc	157	30,607
GXO Logistics Inc (a)	422	23,881
		54,488
Building Products - 2.5%
A O Smith Corp	432	31,748
Advanced Drainage Systems Inc	270	41,051
Allegion plc	287	47,467
Armstrong World Industries Inc	178	32,706
Fortune Brands Innovations Inc	55	2,976
Owens Corning	272	32,596
Simpson Manufacturing Co Inc	169	29,876
Trex Co Inc (a)	23	952
UFP Industries Inc	237	24,477
		243,849
Commercial Services & Supplies - 1.2%
Casella Waste Systems Inc Class A (a)	35	3,530
Clean Harbors Inc (a)	172	44,705
Rollins Inc	888	56,246
Tetra Tech Inc	217	8,172
		112,653
Construction & Engineering - 3.1%
AECOM	188	18,129
API Group Corp (a)	1,338	55,621
Comfort Systems USA Inc	49	55,963
EMCOR Group Inc	75	54,055
Fluor Corp (a)	32	1,477
MasTec Inc (a)	238	57,234
Valmont Industries Inc	84	37,427
WillScot Holdings Corp	830	16,625
		296,531
Electrical Equipment - 1.7%
Acuity Inc	112	34,635
Generac Holdings Inc (a)	37	6,217
Nextpower Inc Class A (a)	607	71,074
nVent Electric PLC	151	16,951
Regal Rexnord Corp	44	7,106
Sunrun Inc (a)	1,648	31,312
		167,295
Ground Transportation - 1.5%
Knight-Swift Transportation Holdings Inc	646	35,595
Lyft Inc Class A (a)	2,751	46,409
Saia Inc (a)	24	8,037
XPO Inc (a)	388	57,467
		147,508
Machinery - 5.8%
AGCO Corp	272	30,848
Allison Transmission Holdings Inc	60	6,522
Chart Industries Inc (a)	12	2,488
CNH Industrial NV Class A	1,000	10,760
Crane Co	187	34,154
Donaldson Co Inc	88	8,971
Flowserve Corp	537	41,967
Graco Inc	243	21,221
ITT Inc	289	52,685
Lincoln Electric Holdings Inc	189	50,151
Middleby Corp/The (a)	183	26,932
Mueller Industries Inc	404	55,001
Nordson Corp	63	17,295
Oshkosh Corp	15	2,156
Pentair PLC	518	54,582
RBC Bearings Inc (a)	108	53,964
Timken Co/The	463	43,147
Toro Co/The	385	35,228
		548,072
Passenger Airlines - 0.3%
Alaska Air Group Inc (a)	499	25,364
American Airlines Group Inc (a)	306	4,070
		29,434
Professional Services - 1.7%
CACI International Inc (a)	22	13,653
Dayforce Inc (a)	565	39,138
ExlService Holdings Inc (a)	102	3,992
Genpact Ltd	118	5,204
KBR Inc	503	21,533
ManpowerGroup Inc	339	12,316
Maximus Inc	411	38,815
Paycom Software Inc	57	7,681
Paylocity Holding Corp (a)	161	21,732
		164,064
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies Inc	34	8,854
Core & Main Inc Class A (a)	198	10,565
FTAI Aviation Ltd	344	93,678
SiteOne Landscape Supply Inc (a)	195	27,990
Wesco International Inc	34	9,841
		150,928
TOTAL INDUSTRIALS		2,230,343
Information Technology - 12.5%
Communications Equipment - 0.4%
Ciena Corp (a)	162	40,793
Electronic Equipment, Instruments & Components - 3.6%
Arrow Electronics Inc (a)	268	35,507
Cognex Corp	899	34,827
Coherent Corp (a)	602	127,733
Flex Ltd (a)	1,317	83,024
Insight Enterprises Inc (a)	254	21,341
TD SYNNEX Corp	82	13,011
Vontier Corp	800	30,000
		345,443
IT Services - 1.1%
Amdocs Ltd	152	12,455
DXC Technology Co (a)	1,618	23,348
EPAM Systems Inc (a)	224	46,726
Kyndryl Holdings Inc (a)	1,029	23,667
		106,196
Semiconductors & Semiconductor Equipment - 1.1%
Cirrus Logic Inc (a)	10	1,303
Enphase Energy Inc (a)	617	22,817
Lattice Semiconductor Corp (a)	97	7,810
MKS Inc	6	1,412
Onto Innovation Inc (a)	244	49,301
Qorvo Inc (a)	39	3,046
Rambus Inc (a)	43	4,895
Skyworks Solutions Inc	183	10,204
Universal Display Corp	21	2,411
		103,199
Software - 5.1%
Aurora Innovation Inc Class A (a)	5,549	23,306
Bentley Systems Inc Class B	710	24,935
BILL Holdings Inc (a)	627	27,068
BitMine Immersion Technologies Inc	668	16,767
Box Inc Class A (a)	821	20,812
Circle Internet Group Inc Class A	166	10,612
Commvault Systems Inc (a)	203	17,397
Dolby Laboratories Inc Class A	344	22,081
Dropbox Inc Class A (a)	960	24,461
Dynatrace Inc (a)	508	19,350
Elastic NV (a)	104	6,857
Five9 Inc (a)	762	13,457
Guidewire Software Inc (a)	281	39,554
Manhattan Associates Inc (a)	232	35,034
Nutanix Inc Class A (a)	498	19,586
Procore Technologies Inc (a)	127	7,174
Qualys Inc (a)	5	659
Rubrik Inc Class A (a)	167	9,344
Samsara Inc Class A (a)	544	15,259
SentinelOne Inc Class A (a)	1,617	22,606
SPS Commerce Inc (a)	214	19,102
Teradata Corp (a)	871	24,841
UiPath Inc Class A (a)	2,323	29,247
Unity Software Inc (a)	274	7,973
Varonis Systems Inc (a)	37	1,104
Workiva Inc Class A (a)	433	33,350
		491,936
Technology Hardware, Storage & Peripherals - 1.2%
Pure Storage Inc Class A (a)	1,066	74,130
Sandisk Corp/DE	74	42,642
		116,772
TOTAL INFORMATION TECHNOLOGY		1,204,339
Materials - 5.0%
Chemicals - 2.2%
Albemarle Corp	133	22,694
Ashland Inc	406	24,831
Axalta Coating Systems Ltd (a)	198	6,649
Celanese Corp	555	24,664
Chemours Co/The	1,378	20,656
Element Solutions Inc	123	3,579
FMC Corp	741	11,708
Huntsman Corp	1,542	16,684
Mosaic Co/The	1,280	35,200
RPM International Inc	433	46,314
		212,979
Construction Materials - 0.3%
Eagle Materials Inc	139	28,330
Knife River Corp (a)	26	1,746
		30,076
Containers & Packaging - 1.1%
AptarGroup Inc	91	11,370
Crown Holdings Inc	424	44,384
Graphic Packaging Holding CO	1,307	19,148
Silgan Holdings Inc	687	29,644
		104,546
Metals & Mining - 1.1%
Alcoa Corp	258	14,657
Cleveland-Cliffs Inc (a)	4,045	55,660
Commercial Metals Co	27	2,075
Royal Gold Inc	135	35,547
		107,939
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp	311	26,043
TOTAL MATERIALS		481,583
Real Estate - 6.7%
Health Care REITs - 0.7%
American Healthcare REIT Inc	70	3,284
Healthcare Realty Trust Inc	1,452	24,379
Omega Healthcare Investors Inc	973	42,695
		70,358
Hotel & Resort REITs - 0.4%
Park Hotels & Resorts Inc	1,484	16,220
Ryman Hospitality Properties Inc	269	25,474
		41,694
Industrial REITs - 1.3%
Americold Realty Trust Inc	111	1,378
EastGroup Properties Inc	189	34,330
First Industrial Realty Trust Inc	520	30,176
Lineage Inc	426	15,212
Rexford Industrial Realty Inc	841	34,086
STAG Industrial Inc Class A	126	4,726
Terreno Realty Corp	57	3,508
		123,416
Office REITs - 0.8%
BXP Inc	180	11,640
Cousins Properties Inc	775	19,561
Highwoods Properties Inc	787	20,344
Vornado Realty Trust	686	21,870
		73,415
Real Estate Management & Development - 0.9%
Jones Lang LaSalle Inc (a)	157	56,192
Zillow Group Inc Class A (a)	299	18,610
Zillow Group Inc Class C (a)	260	16,387
		91,189
Residential REITs - 1.1%
American Homes 4 Rent Class A	1,057	33,105
Camden Property Trust	162	17,666
Equity LifeStyle Properties Inc	616	38,913
Independence Realty Trust Inc	1,065	17,786
		107,470
Retail REITs - 1.0%
Agree Realty Corp	130	9,390
Brixmor Property Group Inc	1,141	30,567
Federal Realty Investment Trust	70	7,081
Kimco Realty Corp	1,082	22,809
Kite Realty Group Trust	10	234
NNN REIT Inc	192	8,001
Regency Centers Corp	242	17,635
		95,717
Specialized REITs - 0.5%
CubeSmart	795	29,836
Lamar Advertising Co Class A	109	13,986
		43,822
TOTAL REAL ESTATE		647,081
Utilities - 2.9%
Electric Utilities - 0.8%
IDACORP Inc	216	28,683
OGE Energy Corp	158	6,900
Pinnacle West Capital Corp	128	11,976
Portland General Electric Co	502	25,226
		72,785
Gas Utilities - 0.7%
MDU Resources Group Inc	531	10,891
National Fuel Gas Co	348	29,145
Southwest Gas Holdings Inc	296	24,515
UGI Corp	60	2,406
		66,957
Independent Power and Renewable Electricity Producers - 1.1%
AES Corp/The	496	7,266
Ormat Technologies Inc	290	36,233
Talen Energy Corp (a)	165	57,480
		100,979
Water Utilities - 0.3%
Essential Utilities Inc	934	36,230
TOTAL UTILITIES		276,951
TOTAL UNITED STATES		9,392,171
TOTAL COMMON STOCKS (Cost $9,276,129)		9,579,419

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $21,929)	3.70	21,925	21,929

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $9,298,058)	9,601,348
NET OTHER ASSETS (LIABILITIES) - 0.2% (b)	15,421
NET ASSETS - 100.0%	9,616,769

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME S&P 400 Midcap Index Contracts (United States)	1	3/2026	34,475	1,006

The notional amount of long futures as a percentage of Net Assets is 0.4%.

Legend

(a)	Non-income producing.
(b)	Includes $2,307 of cash collateral to cover margin requirements for futures contracts.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	3,000,000	2,978,071	923	-	-	21,929	21,925	0.0%
Total	-	3,000,000	2,978,071	923	-	-	21,929

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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